Plan Description - Vesting (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
2 years of continuous service
EBP, Description of Plan [Line Items]
Vested Percentage	2000.00%
3 years of continuous service
EBP, Description of Plan [Line Items]
Vested Percentage	4000.00%
4 years of continuous service
EBP, Description of Plan [Line Items]
Vested Percentage	6000.00%
5 years of continuous service
EBP, Description of Plan [Line Items]
Vested Percentage	10000.00%